CCM Core Impact Equity Fund	(Unaudited)

Schedule of Investments September 30, 2021

	Shares	Value
COMMON STOCK - 99.25%
Communication Services - 15.65%
Broadcast Service/Program - 0.76%
Discovery, Cl C (a)	22,000	$533,940
Cable/Satellite TV - 0.71%
Comcast, Cl A	9,000	503,370
Entertainment Software - 0.78%
Electronic Arts	3,850	547,662
Internet Content-Entertainment - 5.06%
Facebook, Cl A (a)	10,500	3,563,595
Web Portals/Internet Service Providers - 8.34%
Alphabet, Cl A (a)	1,102	2,946,219
Alphabet, Cl C (a)	1,100	2,931,841
		11,026,627
Consumer Discretionary - 12.43%
Building-Residential/Commercial - 0.51%
NVR (a)	75	359,556
Distribution/Wholesale - 1.07%
LKQ	15,000	754,800
E-Commerce/Products - 5.41%
Amazon.com (a)	1,160	3,810,646
E-Commerce/Services - 0.54%
Booking Holdings (a)	160	379,819
Retail-Automobile - 2.41%
Asbury Automotive Group (a)	5,400	1,062,396
Lithia Motors, Cl A	2,000	634,080
Retail-Discount - 1.11%
Dollar Tree (a)	8,200	784,904
Retail-Restaurants - 1.38%
Starbucks	8,844	975,582
		8,761,783
Consumer Staples - 1.39%
Brewery - 0.90%
Constellation Brands, Cl A	3,000	632,070
Food-Confectionery - 0.49%
Mondelez International, Cl A	6,000	349,080
		981,150
Energy - 1.65%
Energy-Alternate Sources - 1.65%
Enviva Partners (b)	21,500	1,162,935
Financials - 18.23%
Commercial Banks - 3.40%
Financial Institutions	24,823	760,825
Signature Bank NY	6,000	1,633,680
Diversified Banking Inst - 1.51%
JPMorgan Chase	6,500	1,063,985
Finance-Credit Card - 2.62%
Discover Financial Services	15,000	1,842,750
Insurance Brokers - 2.28%
Willis Towers Watson	6,900	1,603,974

CCM Core Impact Equity Fund

COMMON STOCK — continued	Shares	Value
Investment Management/Advisory Services - 4.47%
Ameriprise Financial	4,000	$1,056,480
BlackRock, Cl A	2,500	2,096,650
Life/Health Insurance - 0.91%
Principal Financial Group	10,000	644,000
Property/Casualty Insurance - 3.04%
Berkshire Hathaway, Cl B (a)	3,700	1,009,878
Fidelity National Financial	25,000	1,133,500
		12,845,722
Health Care - 14.98%
Diagnostic Equipment - 1.77%
Thermo Fisher Scientific	2,181	1,246,071
Medical Instruments - 2.68%
Boston Scientific (a)	14,000	607,460
Edwards Lifesciences (a)	3,810	431,330
Intuitive Surgical (a)	854	849,004
Medical Products - 1.60%
Cooper	1,479	611,286
Stryker	1,956	515,836
Medical-Drugs - 2.12%
Bristol-Myers Squibb	10,000	591,700
Merck	12,000	901,320
Medical-Health Maintenance Organization - 2.17%
Anthem	4,100	1,528,480
Medical-Wholesale Drug Distributors - 2.37%
AmerisourceBergen, Cl A	11,000	1,313,950
McKesson	1,800	358,884
Pharmacy Services - 2.27%
Cigna	8,000	1,601,280
		10,556,601
Industrials - 5.19%
Building & Construction Products-Miscellaneous - 0.46%
Owens Corning	3,800	324,900
Commercial Services - 2.02%
Quanta Services	12,500	1,422,750
Distribution/Wholesale - 0.70%
IAA (a)	9,000	491,130
Metal Processors & Fabricators - 2.01%
Rexnord	22,000	1,414,380
		3,653,160
Information Technology - 25.01%
Applications Software - 5.76%
Microsoft	14,400	4,059,648
Commercial Service-Finance - 2.79%
FleetCor Technologies (a)	3,200	836,064
Global Payments	4,500	709,110
PayPal Holdings (a)	1,600	416,336
Computer Data Security - 0.72%
Check Point Software Technologies (a)	4,500	508,680
Computers - 4.62%
Apple	23,000	3,254,500

CCM Core Impact Equity Fund	(Unaudited)

COMMON STOCK — continued	Shares	Value
Data Processing/Management - 3.05%
Fiserv (a)	19,800	$2,148,300
ImageWare Systems (a)	125,000	4,250
Electronic Components-Semiconducters - 3.02%
Broadcom	2,250	1,091,092
NVIDIA	5,000	1,035,800
Electronic Forms - 1.22%
Adobe (a)	1,500	863,580
Electronic Parts Distributors - 0.89%
SYNNEX	6,000	624,600
Finance-Credit Card - 1.04%
Visa, Cl A	3,300	735,075
Software Tools - 1.90%
VMware, Cl A (a)	9,000	1,338,300
		17,625,335
Real Estate - 2.24%
REITS-Diversified - 2.24%
American Tower	3,000	796,230
Equinix	990	782,229
		1,578,459
Utilities - 2.48%
Electric-Generation - 1.02%
Brookfield Renewable, Cl A	3,853	149,535
Brookfield Renewable Partners (b)	15,414	568,931
Electric-Integrated - 1.46%
CMS Energy	6,000	358,380
NextEra Energy	8,500	667,420
		1,744,266
TOTAL COMMON STOCK
(Cost $46,524,411)		69,936,038

ESCROW SHARES - 0.05%
Industrials - 0.05%
Airlines - 0.05%
American Airlines Escrow (a)	218,835	37,202
TOTAL ESCROW SHARES
(Cost $24,535)		37,202

	Face Amount
ESCROW NOTES - 0.00%
Consumer Discretionary – 0.00%
Specialty Stores – 0.00%
Toys "R" Us Escrow (a) (c)(d)	$66,000	—
TOTAL ESCROW NOTES
(Cost $65,792)		–

CCM Core Impact Equity Fund

	Shares	Value
SHORT-TERM INVESTMENT - 1.28%
Money Market Fund - 1.28%
First American Government Obligations Fund, 0.03% (e)	900,908	$900,908
TOTAL SHORT-TERM INVESTMENT
(Cost $900,908)		900,908
Total Investments (Cost $47,515,646) - 100.58%		$70,874,148
Liabilities in Excess of Other Assets, Net - (0.58)%		(409,450)
NET ASSETS - 100.00%		$70,464,698

(a)	Non-income producing security.
(b)	Securities considered to be a Master Limited Partnership. At September 30, 2021 these securities amounted to $1,731,866 or 2.46% of total net assets.
(c)	REIT - Real Estate Investment Trust.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	The rate shown is the 7-day effective yield as of September 30, 2021.

Cl — Class

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at September 30, 2021:

Assets	Level 1	Level 2	Level 3(1)	Total
Common Stock	$69,936,038	$—	$—	$69,936,038
Escrow Shares	—	37,202	—	37,202
Escrow Notes	—	—	—	—
Short-Term Investment	900,908	—	—	900,908
Total Investments in Securities	$70,836,946	$37,202	$—	$70,874,148

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended September 30, 2021, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Small/Mid-Cap Impact Value Fund	(Unaudited)

Schedule of Investments September 30, 2021

	Shares	Value
COMMON STOCK - 98.03%
Communication Services - 2.05%
Advertising Agencies - 2.05%
Omnicom Group	5,500	$398,530
Consumer Discretionary - 14.93%
Building-Residential/Commercial - 2.95%
NVR (a)
Distribution/Wholesale - 1.94%	120	575,290
LKQ	7,500	377,400
Recreational Vehicles - 1.22%
Brunswick	2,500	238,175
Retail-Automobile - 5.10%
Asbury Automotive Group (a)	3,200	629,568
Lithia Motors, Cl A	1,150	364,596
Retail-Discount - 1.72%
Dollar Tree (a)	3,500	335,020
Retail-Restaurants - 2.00%
Jack in the Box	4,000	389,320
		2,909,369
Energy - 6.94%
Energy-Alternate Sources - 6.94%
Enviva Partners (b)	25,000	1,352,250
Financials - 30.09%
Commercial Banks - 7.74%
Financial Institutions	23,300	714,145
First Citizens BancShares, Cl A	250	210,792
Signature Bank NY	2,150	585,402
Finance-Credit Card - 3.40%
Discover Financial Services	5,400	663,390
Investment Management/Advisory Services - 8.78%
AllianceBernstein Holding (b)	6,000	297,480
Ameriprise Financial	2,600	686,712
Raymond James Financial	7,875	726,705
Life/Health Insurance - 1.06%
Principal Financial Group	3,200	206,080
Property/Casualty Insurance - 5.14%
Arch Capital Group (a)	6,000	229,080
Fidelity National Financial	17,000	770,780
Savings & Loans/Thrifts - 3.97%
Hingham Institution For Savings	2,300	774,410
		5,864,976
Health Care - 3.27%
Medical-Drugs - 2.19%
Organon	13,000	426,270
Medical-Health Maintenance Organization - 0.56%
Molina Healthcare (a)	400	108,524
Medical-Hospitals - 0.00%
Nobilis Health (a) (c)	38,393	15

CCM Small/Mid-Cap Impact Value Fund

	Shares	Value
COMMON STOCK — continued
Medical-Outpatient/Home Medical - 0.52%
Chemed	220	$102,327
		637,136
Industrials - 13.22%
Building & Construction Products-Miscellaneous - 2.30%
Owens Corning	5,250	448,875
Commercial Services - 2.04%
Quanta Services	3,500	398,370
Distribution/Wholesale - 2.72%
IAA (a)	9,700	529,329
Machinery-General Industrials - 1.15%
Westinghouse Air Brake Technologies	2,600	224,146
Machinery-Therml Process - 0.95%
GrafTech International	18,000	185,760
Metal Processors & Fabricators - 4.06%
Rexnord	12,300	790,767
		2,577,247
Information Technology - 8.66%
Computer Data Security - 2.43%
Check Point Software Technologies (a)	4,200	474,768
Data Processing/Management - 0.00%
ImageWare Systems (a)	30,000	1,020
Electronic Parts Distributors - 1.98%
SYNNEX	3,700	385,170
Enterprise Software/Services - 4.25%
ACI Worldwide (a)	14,500	445,585
SS&C Technologies Holdings	5,500	381,700
		1,688,243
Materials - 3.59%
Containers-Paper/Plastic - 3.59%
Berry Global Group (a)	11,500	700,120
Real Estate - 6.81%
REITS-Diversified - 2.70%
WP Carey (d)	7,200	525,888
REITS-Office Property - 2.21%
Alexandria Real Estate Equities (d)	2,250	429,907
REITS-Single Tenant - 1.90%
National Retail Properties (d)	8,600	371,434
		1,327,229
Utilities - 8.47%
Electric-Integrated - 1.99%
CMS Energy	6,500	388,245
Energy-Alternate Sources - 1.94%
NextEra Energy Partners	5,000	376,800
Independent Power Producer - 4.54%
Clearway Energy, Cl A	4,000	112,800
Clearway Energy, Cl C	25,500	771,885
		1,649,730
TOTAL COMMON STOCK
(Cost $16,575,771)		19,104,830

CCM Small/Mid-Cap Impact Value Fund	(Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.33%
Money Market Fund - 2.33%
First American Government Obligations Fund, Cl X 0.03% (e)	453,180	$453,180
TOTAL SHORT-TERM INVESTMENT
(Cost $453,180)		453,180
Total Investments (Cost $17,028,951) - 100.36%		$19,558,010
Liabilities in Excess of Other Assets, Net - (0.36)%		(69,626)
NET ASSETS - 100.00%		$19,488,384

(a)	Non-income producing security.
(b)	Securities considered to be a Master Limited Partnership. At September 30, 2021 these securities amounted to $1,649,730 or 8.47% of total net assets.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	REIT - Real Estate Investment Trust.
(e)	The rate shown is the 7-day effective yield as of September 30, 2021.

Cl — Class

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at September 30, 2021:

Assets	Level 1	Level 2	Level 3(1)	Total
Common Stock	$19,104,815	$—	$15	$19,104,830
Short-Term Investment	453,180	—	—	453,180
Total Investments in Securities	$19,557,995	$—	$15	$19,558,010

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended September 30, 2021, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.